Investment in Associates and Investments in Investees (Details) - Schedule of fair value of the investment $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Fair Value Of The Investment Abstract
Balance at January 1, 2022
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)
Balance at December 31, 2022	$ 591